RELATED PARTY TRANSACTIONS (Details) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2019	Jun. 26, 2019	Jun. 07, 2019	Apr. 29, 2019	May 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Stock Issued During Period, Value, New Issues							$ 25,000			$ 25,000
Share Price						$ 18.00		$ 18.00	$ 18.00	$ 18.00	$ 18.00
Initial Public Offering Cost				$ 300,000
Notes Payable, Related Parties	$ 200,000					$ 200,000			$ 200,000
Management Fee Expense		$ 20,000
Debt Conversion, Original Debt, Amount								$ 1,500,000	$ 1,500,000
Debt Instrument, Convertible, Conversion Price						$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	9,000,000										9,000,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation									2,250,000
Related Party Loan [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						$ 60,000			$ 180,000		$ 123,333
Sponsor [Member]
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation								2,250,000	2,250,000
Equity Method Investment, Ownership Percentage						20.00%		20.00%	20.00%	20.00%	20.00%
Class A Common Stock [Member]
Stock Issued During Period, Shares, New Issues							0			0
Stock Issued During Period, Value, New Issues							$ 0			$ 0
Common Stock, Shares, Outstanding						2,436,522		2,380,049	2,436,522	2,380,049	2,380,049
Share Price						$ 12.00		$ 12.00	$ 12.00	$ 12.00	$ 12.00
Class B Common Stock [Member]
Stock Issued During Period, Shares, New Issues					8,625,000		17,250,000			17,250,000
Stock Issued During Period, Value, New Issues					$ 25,000		$ 1,725			$ 1,725
Dividends Common Stock Dividends Per Share			$ 1
Common Stock, Shares, Outstanding		17,250,000	11,500,000			17,250,000		17,250,000	17,250,000	17,250,000	17,250,000